Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 120,025	£ 104,038
Financial assets at fair value through the income statement	156,243	145,250
Derivative financial instruments	244,422	222,683
Financial assets at fair value through other comprehensive income	55,856	44,994
Trading portfolio liabilities	(41,335)	(36,614)
Financial liabilities designated at fair value	(229,875)	(217,741)
Derivative financial instruments	(243,004)	(219,592)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	120,025	104,038
Financial assets at fair value through the income statement	156,243	145,250
Derivative financial instruments	244,422	222,683
Financial assets at fair value through other comprehensive income	55,856	44,994
Investment property	8	9
Total assets	576,554	516,974
Trading portfolio liabilities	(41,335)	(36,614)
Financial liabilities designated at fair value	(229,875)	(217,741)
Derivative financial instruments	(243,004)	(219,592)
Total liabilities	(514,214)	(473,947)
Quoted market prices (Level 1) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	94,072	82,511
Total liabilities	(30,265)	(25,629)
Quoted market prices (Level 1) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	58,369	51,029
Financial assets at fair value through the income statement	10,586	8,918
Derivative financial instruments	6,004	6,813
Financial assets at fair value through other comprehensive income	19,113	15,751
Investment property	0	0
Total assets	94,072	82,511
Trading portfolio liabilities	(24,439)	(19,401)
Financial liabilities designated at fair value	(98)	(76)
Derivative financial instruments	(5,728)	(6,152)
Total liabilities	(30,265)	(25,629)
Observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	469,368	420,621
Total liabilities	(478,860)	(443,311)
Observable inputs (Level 2) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	58,108	49,396
Financial assets at fair value through the income statement	141,970	131,682
Derivative financial instruments	232,717	210,655
Financial assets at fair value through other comprehensive income	36,573	28,888
Investment property	0	0
Total assets	469,368	420,621
Trading portfolio liabilities	(16,890)	(17,210)
Financial liabilities designated at fair value	(229,493)	(217,404)
Derivative financial instruments	(232,477)	(208,697)
Total liabilities	(478,860)	(443,311)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	13,114	13,842
Total liabilities	(5,089)	(5,007)
Significant unobservable inputs (Level 3) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,548	3,613
Financial assets at fair value through the income statement	3,687	4,650
Derivative financial instruments	5,701	5,215
Financial assets at fair value through other comprehensive income	170	355
Investment property	8	9
Total assets	13,114	13,842
Trading portfolio liabilities	(6)	(3)
Financial liabilities designated at fair value	(284)	(261)
Derivative financial instruments	(4,799)	(4,743)
Total liabilities	£ (5,089)	£ (5,007)